Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,627	$ 57
Prepaid expenses	599	505
Other current assets	8	117
Total current assets	2,234	679
Property and equipment, net	30	70
Intangible assets, net	2,170	2,878
Operating lease right-of-use assets	10	283
Other assets, net	12	16
Total assets	4,456	3,926
CURRENT LIABILITIES:
Accounts payable	4,318	2,328
Accrued expenses:
Salaries and wages	19	78
Professional fees	128	499
Statutory court costs	251	369
Other accrued expenses	936	1,081
Related party note payable, current portion	100	86
Secured note payable, current portion	26	1,222
Unsecured notes payable	65	225
Operating lease liabilities, current portion	146	250
Total current liabilities	5,989	6,138
LONG-TERM LIABILITES:
Secured contingent payment obligation	33,057	26,651
Unsecured contingent payment obligations	5,222
Convertible notes, net	3,018	2,733
Related party note payable, net of current portion	703	793
Operating lease liabilities, net of current portion	159	305
Other long-term liabilities	129	403
Total long-term liabilities	42,288	30,885
Total liabilities	48,277	37,023
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock, $.01 par value, 140,000 and 110,000 shares authorized, 58,591 and 34,097 issued and outstanding at December 31, 2020 and 2019, respectively	586	341
Additional paid-in capital	376,954	368,345
Accumulated deficit	(421,361)	(401,783)
Total shareholders' deficit	(43,821)	(33,097)
Total liabilities and shareholders' deficit	$ 4,456	$ 3,926